Trade and other payables	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade and other payables

10. Trade and other payables

Trade and other payables as of June 30, 2025 and December 31, 2024 include balances of suppliers and consulting service providers of $18.9 million and $16.7 million, respectively.

10. Trade and other payables:

Trade and other payables as of December 31, 2024 and December 31, 2023 include balances of suppliers and consulting service providers of $16.7 million and $4.0 million, respectively.

The increase in trade and other payables for the year ended December 31, 2024 is driven by an $11.6 million payable between the Company and one of its Discontinued Subsidiaries which was previously eliminated as intercompany activity.